January 8, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Whitehall Funds

File No. 33-64845

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 16, 2019, filed pursuant to Rule 497(e), for Vanguard Selected Value Fund, a series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at

(610)669-7310.

Sincerely,

Alexander F. Smith

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission